SCHEDULE OF SHORT TERM BORROWINGS (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Short-term borrowings		$ 5,636,831	$ 4,334,544
Bank Of Nanjing [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.20%
Maturity date		Mar. 25, 2026
Debt description		Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings		$ 1,393,155
Bank Of Communications [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.90%
Maturity date		Mar. 23, 2026
Debt description		Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings		$ 837,568
Bank Of Communications Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.20%
Maturity date		Jun. 05, 2026
Debt description		YLAN & Mr. Chuanbo Jiang
Short-term borrowings		$ 837,568
China Construction Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	3.95%
Maturity date	[1]	Jul. 29, 2025
Debt description	[1]	Intellectual property
Short-term borrowings	[1]	$ 697,973
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.10%
Maturity date		Dec. 10, 2025
Debt description	[1]	Changzhou Zhongshan Intelligent Equipment Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings		$ 697,973
Bank Of Nanjing Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.80%
Maturity date	[2]	Sep. 12, 2025
Debt description	[2]	Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings	[2]	$ 614,216
Bank of Suzhou [Member]
Short-Term Debt [Line Items]
Debt description	[1]	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings		$ 558,378
Bank of Suzhou [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.30%
Maturity date		Jan. 06, 2026
Bank of Suzhou [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.70%
Maturity date		May 08, 2026
Bank Of Nanjing Three [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.80%
Debt description	[1]	Jiangsu Wujin Credit Financing Guarantee Co., Ltd.& Taizhou Guoxin Financing Guarantee Co., Ltd.& Mr. Chuanbo Jiang
Short-term borrowings			1,926,464
Bank Of Nanjing Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date		Sep. 14, 2024
Bank Of Nanjing Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date		Mar. 26, 2025
Bank of Communications Three [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.65%
Maturity date		Mar. 20, 2025
Debt description	[1]	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.& Mr. Chuanbo Jiang
Short-term borrowings			825,627
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.95%
Maturity date		Jul. 20, 2024
Debt description		Intellectual Property
Short-term borrowings			550,418
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Annual interest rate		4.00%
Maturity date		Jul. 19, 2024
Debt description	[1]	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			412,814
Bank Of Suzhou Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.70%
Maturity date		Apr. 15, 2025
Debt description	[1]	Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd
Short-term borrowings			412,814
Jiangnan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.95%
Maturity date		Nov. 10, 2024
Debt description	[1]	Changzhou Zhongshan Intelligent Equipment Co., Ltd.& Mr. Chuanbo Jiang
Short-term borrowings			$ 206,407

[1]	The principal of the borrowing is RMB5,000,000 (approximately $697,973). Subsequently in July 2025, the Company repaid RMB50,000 (approximately $6,980) and reborrowed RMB4,950,000 (approximately $690,993) in total of the borrowing.
[2]	The principal of the borrowing is RMB4,400,000 (approximately $614,216). Subsequently in September 2025, the Company repaid this loan and reborrowed.